Segment reporting (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Segment Reporting
All figures in the tables below are stated in million US dollar, except volume (million hls).

	North America			Middle Americas			South America			EMEA			Asia Pacific
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
Volume	103	107	107	148	141	121	164	157	144	91	87	76	89	88	82

Revenue	16 566	16 257	15 622	14 180	12 541	10 032	11 599	9 494	8 092	8 120	8 032	6 835	6 532	6 848	5 648

Profit from operations	5 220	5 110	5 147	5 219	4 888	3 885	2 620	2 305	2 350	1 478	1 472	(1 722)	1 431	1 569	1 062

Net finance income/(cost)
Share of results of associates
Exceptional share of results of associates
Income tax expense
Profit from continuing operations
Profit from discontinued operations
Profit

Segment assets (non-current)	63 379	63 722	63 765	66 262	67 516	72 331	14 297	12 917	12 348	30 918	34 098	35 578	12 397	13 453	13 845
Gross capex	695	868	646	1 319	1 307	829	1 001	1 154	727	1 011	1 051	768	496	605	508
FTE	20 040	19 691	20 281	52 355	51 969	48 751	42 028	42 209	40 630	21 306	22 215	22 357	24 331	26 095	26 510

	Global Export and Holding companies			AB InBev Worldwide
	2022	2021	2020	2022	2021	2020
Volume	1	2	1	595	582	531

Revenue	790	1 133	652	57 786	54 304	46 881

Profit from operations	(1451)	(1 520)	(1 103)	14 517	13 824	9 620

Net finance income/(cost)				(4 148)	(5 609)	(7 697)
Share of results of associates				299	248	156
Exceptional share of results of associates				(1 143)	—	—
Income tax expense				(1 928)	(2 350)	(1 932)

Profit from continuing operations				7 597	6 114	147

Profit from discontinued operations				—	—	2 055

Profit				7 597	6 114	2 202

Segment assets (non-current)	2 505	1 973	2 024	189 757	193 678	199 891
Gross capex	638	655	303	5 160	5 640	3 781
FTE	6 572	7 160	5 166	166 632	169 339	163 695